                                [IVY LOGO]

                      Ivy Cundill Global Value Fund
                       Ivy Developing Markets Fund
                     Ivy European Opportunities Fund
                             Ivy Global Fund
                    Ivy Global Natural Resources Fund
                  Ivy Global Science & Technology Fund
                         Ivy International Fund
                 Ivy International Small Companies Fund
                      Ivy International Value Fund
                     Ivy Pacific Opportunities Fund
                             Ivy Growth Fund
                          Ivy US Blue Chip Fund
                       Ivy US Emerging Growth Fund
                              Ivy Bond Fund
                          Ivy Money Market Fund

                Each, a series of Ivy Fund (the "Funds")

  Supplement Dated February 6, 2003, To Prospectus Dated April 30, 2002
(as supplemented on May 16, 2002, August 29, 2002, December 23, 2002 and
                            January 10, 2003)

The following information replaces the disclosure regarding management of
Ivy International Small Companies Fund:

 The Fund is managed by the Henderson team. The Henderson team's investment process combines top-down regional allocation with a bottom-
 up stock selection approach. Simon Chisholm, Henderson's Associate
 Director of European Equities, is responsible for the Fund's regional allocations. Mr. Chisholm has more than nine years of investment experience and holds a BA degree in Business Studies from London
 Guildhall University. He has been managing international equity funds with Henderson since March of 2000. Regional allocations are based on factors such as interest rates and current economic cycles, which are used to identify economies with relatively strong prospects for real economic growth. Individual stock selections are based on prospects for earnings growth.

The following information replaces the disclosure regarding management of
Ivy US Blue Chip Fund:

 James D. Wineland is primarily responsible for the management of the Ivy
 US Blue Chip Fund. He has held his Fund responsibilities since February
 3, 2003. Since January 1988, Mr. Wineland has managed investment companies for which Waddell & Reed Investment Management Company, an affiliate of Waddell & Reed Ivy Investment Company, serves as investment manager.

Effective February 18, 2003, Class I shares of the Funds are closed to further investment.